Goodwill and Other Intangibles Resulting from Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill	There was no change in the carrying amount of goodwill from January 1, 2014 through December 31, 2015.
Schedule of Other Intangible Assets Resulting from Business Acquisitions
The following table sets forth the Company’s other intangible assets resulting from business acquisitions as of December 31, 2015 and December 31, 2014 which continue to be amortized:

	December 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable other intangible assets
Customer relationships	$99,050	$81,572	$17,478	$99,606	$76,298	$23,308
Trade names and trademarks	20,329	19,861	468	20,370	19,837	533
	$119,379	$101,433	$17,946	$119,976	$96,135	$23,841

Schedule of Estimated Future Amortization Expense
Based on current information, estimated future amortization expense of other intangible assets for each of the next five fiscal years and thereafter are as follows:

2016	$4,793
2017	4,238
2018	3,829
2019	3,112
2020	1,505
Thereafter	469
$17,946